Reconciliation of Net Income to Adjusted EBITDA (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net income		$ 220,391	$ 195,769	$ 151,921
Add (deduct):
Income taxes		129,960	97,150	114,160
Interest expense	[1]	112,741	113,698	124,714
Loss on early retirement of debt				72,302
Loss on amendment to debt agreement		925
Other income	[2]	(20,041)	(22,150)	(24,688)
Depreciation and amortization		189,206	175,656	163,970
Impairment of long-lived assets		8,801	6,647	3,794
(Gain) loss on sale of assets and other		8,143	15,715	(3,845)
Deferred lease expenses		(1,806)	2,536	5,701
Amortization of long-term prepaid rents		2,361	1,542	2,625
Share based awards compensation expense		14,873	11,875	16,046
Adjusted EBITDA		$ 665,554	$ 598,438	$ 626,700

[1]	Includes amortization of debt issue costs.
[2]	Includes interest income, foreign currency exchange loss, and equity in income of affiliates and excludes distributions from NCM.